VCA-10

Schedule of Investments (unaudited)

as of September 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
Common Stocks
Aerospace & Defense — 1.6%
Northrop Grumman Corp.	3,314	$1,045,534
Raytheon Technologies Corp.	25,018	1,439,536

		2,485,070

Air Freight & Logistics — 0.5%
FedEx Corp.	2,839	714,065

Automobiles — 3.7%
General Motors Co.	53,508	1,583,302
Tesla, Inc.*	9,605	4,120,641

		5,703,943

Banks — 5.4%
Bank of America Corp.	72,981	1,758,112
Citigroup, Inc.	24,561	1,058,825
JPMorgan Chase & Co.	28,560	2,749,471
PNC Financial Services Group, Inc. (The)	12,865	1,413,992
Truist Financial Corp.	33,964	1,292,330

		8,272,730

Beverages — 1.1%
PepsiCo, Inc.	11,827	1,639,222

Biotechnology — 0.7%
AbbVie, Inc.	12,700	1,112,393

Building Products — 1.3%
Johnson Controls International PLC	48,936	1,999,036

Capital Markets — 1.2%
Goldman Sachs Group, Inc. (The)	9,539	1,917,053

Chemicals — 3.8%
Dow, Inc.	35,211	1,656,678
FMC Corp.	16,356	1,732,264
Linde PLC (United Kingdom)	10,262	2,443,690

		5,832,632

Communications Equipment — 0.4%
Cisco Systems, Inc.	17,222	678,375

Consumer Finance — 1.5%
Capital One Financial Corp.	17,762	1,276,378
SLM Corp.	120,914	978,194

		2,254,572

Containers & Packaging — 0.9%
Crown Holdings, Inc.*	17,032	1,309,079

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	35,549	1,013,502
Verizon Communications, Inc.	38,458	2,287,866

		3,301,368

Electric Utilities — 1.1%
American Electric Power Co., Inc.	21,379	1,747,306

Electrical Equipment — 0.9%
Emerson Electric Co.	20,203	1,324,711

Entertainment — 2.6%
Netflix, Inc.*	4,226	2,113,127
Walt Disney Co. (The)	15,199	1,885,892

		3,999,019

Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexandria Real Estate Equities, Inc.	4,775	764,000
American Campus Communities, Inc.	25,241	881,416
American Tower Corp.	5,013	1,211,792

		2,857,208

Food & Staples Retailing — 1.6%
Walmart, Inc.	17,896	2,503,829

Food Products — 1.2%
Mondelez International, Inc. (Class A Stock)	31,299	1,798,127

Health Care Equipment & Supplies — 1.0%
Zimmer Biomet Holdings, Inc.	11,438	1,557,169

Health Care Providers & Services — 1.6%
Cigna Corp.	7,490	1,268,881
Laboratory Corp. of America Holdings*	6,369	1,199,091

		2,467,972

Health Care Technology — 1.1%
Teladoc Health, Inc.*	7,536	1,652,193

Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	6,244	1,370,496

Household Durables — 1.2%
DR Horton, Inc.	23,837	1,802,792

Household Products — 1.6%
Procter & Gamble Co. (The)	9,001	1,251,049
Reckitt Benckiser Group PLC (United Kingdom)	11,951	1,168,039

		2,419,088

Insurance — 3.3%
Chubb Ltd. (Switzerland)	16,238	1,885,557
Marsh & McLennan Cos., Inc.	9,016	1,034,135
MetLife, Inc.	34,825	1,294,445
RenaissanceRe Holdings Ltd. (Bermuda)	5,432	922,028

		5,136,165

Interactive Media & Services — 4.8%
Alphabet, Inc. (Class A Stock)*	2,813	4,122,733
Facebook, Inc. (Class A Stock)*	12,304	3,222,417

		7,345,150

Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc.*	1,497	4,713,649

IT Services — 7.6%
Adyen NV (Netherlands), 144A*	1,506	2,778,267

Mastercard, Inc. (Class A Stock)	6,367	2,153,128
PayPal Holdings, Inc.*	12,290	2,421,499
Shopify, Inc. (Canada) (Class A Stock)*	2,522	2,579,930
Twilio, Inc.*	7,245	1,790,167

		11,722,991

Leisure Products — 0.7%
Peloton Interactive, Inc.*	10,443	1,036,363

Machinery — 2.0%
Deere & Co.	2,476	548,756
Fortive Corp.	14,413	1,098,415
Otis Worldwide Corp.	22,170	1,383,851

		3,031,022

Media — 0.7%
Comcast Corp. (Class A Stock)	23,986	1,109,592

Multi-Utilities — 2.2%
Ameren Corp.	21,890	1,731,061
Dominion Energy, Inc.	21,678	1,711,045

		3,442,106

Oil, Gas & Consumable Fuels — 2.8%
Chevron Corp.	26,808	1,930,176
ConocoPhillips	26,428	867,896
Suncor Energy, Inc. (Canada)	46,995	574,749
Williams Cos., Inc. (The)	51,288	1,007,809

		4,380,630

Pharmaceuticals — 4.2%
AstraZeneca PLC (United Kingdom), ADR	58,106	3,184,209
Bristol-Myers Squibb Co.	27,710	1,670,636
Eli Lilly & Co.	10,558	1,562,795

		6,417,640

Road & Rail — 2.1%
Knight-Swift Transportation Holdings, Inc.	15,542	632,560
Union Pacific Corp.	13,044	2,567,972

		3,200,532

Semiconductors & Semiconductor Equipment — 6.0%
Broadcom, Inc.	5,528	2,013,961
NVIDIA Corp.	6,790	3,674,884
QUALCOMM, Inc.	15,893	1,870,288
Texas Instruments, Inc.	11,361	1,622,237

		9,181,370

Software — 8.0%
Adobe, Inc.*	5,861	2,874,410
Microsoft Corp.	22,364	4,703,820
PTC, Inc.*	10,902	901,814
salesforce.com, Inc.*	9,132	2,295,054
SAP SE (Germany), ADR	10,186	1,587,081

		12,362,179

Specialty Retail — 2.8%
Advance Auto Parts, Inc.	5,581	856,684
Lowe’s Cos., Inc.	12,856	2,132,296
Ross Stores, Inc.	14,844	1,385,242

		4,374,222

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	52,927	6,129,476

Textiles, Apparel & Luxury Goods — 2.2%
Lululemon Athletica, Inc. (Canada)*	4,944	1,628,405
NIKE, Inc. (Class B Stock)	14,405	1,808,404

		3,436,809

Trading Companies & Distributors — 1.0%
United Rentals, Inc.*	8,903	1,553,573

TOTAL COMMON STOCKS (cost $98,478,667)		151,292,917

SHORT-TERM INVESTMENT — 1.5%
AFFILIATED MUTUAL FUND
PGIM Core Ultra Short Bond Fund (cost $2,376,015)(a)	2,376,015	2,376,015

TOTAL INVESTMENTS — 99.9% (cost $100,854,682)		153,668,932
Other assets in excess of liabilities — 0.1%		98,152

NET ASSETS — 100.0%		$153,767,084

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	PGIM Investments LLC, the manager of the Account, also serves as manager of the PGIM Core Ultra Short Bond Fund.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).